Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments	Future minimum lease payments for all operating leases as of March 31, 2015 are as follows:

2015 (remaining 9 months)	$826
2016	1,122
2017	1,140
2018	1,161
2019	291
Thereafter	—
Total	$4,540

Future minimum lease payments for all operating leases as of December 31, 2014, including future minimum lease payments that were assumed by Accuratus in July 2015, are as follows:

2015	$1,075
2016	1,104
2017	1,123
2018	1,156
2019	291
Thereafter	—
Total	$4,749